Stock Incentive Plan (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Stock Plan Balances for Restricted Stock Units, Stock Options, Deferred Compensation Shares and Stock Awards

A table of the 2005 Stock Plan balances for the restricted stock units, stock options, deferred compensation shares and stock awards is summarized below.

	December 31, 2012	September 30, 2013
Restricted stock units	242,000	261,559
Stock options	26,835	26,355
Deferred compensation shares	30,235	37,744
Stock award	163	163
Shares available	50,767	24,179

Number of shares of common stock subject to awards	350,000	350,000

A table of the 2005 Stock Plan balances for the restricted stock units, stock options, deferred compensation shares and stock awards is summarized below.

	At December 31,
	2011	2012
Restricted stock units	242,000	242,000
Stock options	28,680	26,835
Deferred compensation shares	30,819	30,235
Stock award	163	163
Shares available	48,338	50,767

Number of shares of common stock subject to awards	350,000	350,000

Schedule of Weighted-Average Black-Scholes Fair Value Assumptions

Our weighted-average Black-Scholes fair value assumptions include:

	2010	2011	2012
Weighted-average effective term	5.2 years	5.1 years	5.1 years
Weighted-average risk free interest rate	4.38%	4.34%	4.34%
Weighted-average expected volatility	40.4%	39.9%	39.9%
Weighted-average fair value of options (Dollars in millions)	$1	$1	$1

Schedule of Stock Option Activity

The fair value of the stock option grants is amortized to expense over the vesting period. The Company reduces the overall compensation expense by a turnover rate consistent with historical trends. Stock-based compensation expense, which was recorded in selling, general and administrative expenses, and tax related income tax benefits were nil for each of the nine month periods ending September 30, 2012 and 2013, respectively.

Options
Outstanding at December 31, 2012	23,835
Forfeited/expired	(480)

Outstanding at September 30, 2013	23,355

The fair value of the stock option grants is amortized to expense over the vesting period. The Company reduces the overall compensation expense by a turnover rate consistent with historical trends. Stock-based compensation expense, which was recorded in selling, general and administrative expenses, and tax related income tax benefits were less than $1 million for 2010 and nil for 2011 and 2012.

Options
Outstanding at January 1, 2010	175,638
Granted	2,000
Exercised	(1,000)
Exchanged	(61,868)
Forfeited/expired	(80,708)

Outstanding at December 31, 2010	34,062
Granted	1,550
Exercised	(2,000)
Exchanged	(825)
Forfeited/expired	(4,107)

Outstanding at December 31, 2011	28,680
Forfeited/expired	(4,845)

Outstanding at December 31, 2012	23,835

Schedule of Weighted-Average Monte Carlo Fair Value Assumptions

Our weighted-average Monte Carlo fair value assumptions include:

	Cypress Scenario	IPO Scenario
Effective term	0.6 years	1.4 years
Expected volatility	70%	70%
Fair value of an RSU	$107.92	$124.41
Expected expense (Dollars in millions)	$19	$22

Schedule of Restricted Stock Units

If the performance condition is met on the outstanding RSUs we will record expense at that point in time.

RSUs
Outstanding at December 31, 2012	242,000
Granted	55,170
Forfeited/expired	(35,611)

Outstanding at September 30, 2013	261,559

If the performance condition is met on the 242,000 RSUs the amount of expense we would have to record is $19 million under the Cypress scenario or $22 million under the IPO scenario and BPI would record expense related to the RSUs granted to its employees.

RSUs
Outstanding at January 1, 2010	—
Issued per Option Exchange	235,000
Granted	4,000
Forfeited/expired	—

Outstanding at December 31, 2010	239,000
Issued per Option Exchange	4,000
Granted	3,000
Forfeited/expired	(4,000)

Outstanding at December 31, 2011	242,000
Granted	—
Forfeited/expired	—

Outstanding at December 31, 2012	242,000